AdvanceDesigns® Variable Annuity SecureDesigns® Variable Annuity AdvisorDesigns® Variable Annuity EliteDesigns® Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated May 29, 2009
To Prospectus Dated May 1, 2009

Effective May 29, 2009, the Rydex VT Hedged Equity fund merged into the Rydex VT Multi-Hedge Strategies fund. All references to the Rydex VT Hedged Equity fund in the Prospectus dated May 1, 2009, are hereby removed effective May 29, 2009.

Please Retain This Supplement For Future Reference